Note 23 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Derivative Assets (Liabilities), at Fair Value, Net	$ 54,184	$ 44,918
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value		2,475
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	14,234
The Bond [Member] | Unsecured Debt [Member]
Long-Term Debt, Fair Value	102,262	102,394
Fair Value, Inputs, Level 2 [Member] | Leaseback Vessels [Member]
Investment Owned, Fair Value	14,490
Fair Value, Inputs, Level 2 [Member] | Note 11.B [Member]
Debt Instrument, Fair Value Disclosure	582,835	600,416
Fair Value, Inputs, Level 2 [Member] | Note 11.A.17 [Member]
Debt Instrument, Fair Value Disclosure	$ 111,719	$ 116,311